Average Annual Total Returns - Thrivent Partner Healthcare Portfolio	Class A 1 Year	Class A 5 Years	Class A 10 Years	S&P Composite 1500® Health Care Index(reflects no deduction for fees, expenses or taxes) 1 Year	S&P Composite 1500® Health Care Index(reflects no deduction for fees, expenses or taxes) 5 Years	S&P Composite 1500® Health Care Index(reflects no deduction for fees, expenses or taxes) 10 Years
Total	18.80%	10.19%	12.38%	14.55%	12.12%	16.16%